FAIR VALUE MEASUREMENTS (Details)	Mar. 31, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 57,503,797
Level 1 | Recurring
Assets:
Marketable securities held in Trust Account	$ 57,503,797